Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue from External Customers by Geographic Areas
The following table summarizes revenue by region in which our merchants’ headquarters are located:

	Year Ended December 31,
	2024		2023		2022
	Amount	Percentage of Revenue	Amount	Percentage of Revenue	Amount	Percentage of Revenue
	(in thousands, except where indicated)
United States(1)	$198,803	61%	$180,240	61%	$163,920	63%
Europe, the Middle East and Africa (“EMEA”)(1)(2)	86,786	26	83,113	27	71,443	27
Asia-Pacific (“APAC”)	22,371	7	16,699	6	12,005	5
Americas	19,556	6	17,558	6	13,879	5
Total revenue	$327,516	100%	$297,610	100%	$261,247	100%
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(1)For comparability, prior period amounts have been reclassified to conform to the merchants’ current headquarters location.
(2)Revenue recognized from merchants whose headquarters are in Israel, which is our country of domicile, was $3.3 million, $1.3 million, and $3.3 million, for the years ended December 31, 2024, 2023, and 2022, respectively.

Disaggregation of Revenue
The following table summarizes revenue based on the nature and type of service provided to our merchants:

	Year Ended December 31,
	2024		2023		2022
	Amount	Percentage of Revenue	Amount	Percentage of Revenue	Amount	Percentage of Revenue
	(in thousands, except where indicated)
Revenue for review services recognized under ASC 606	$188,265	57%	$167,278	56%	$156,040	60%
Revenue for indemnification guarantees recognized under ASC 460	139,251	43	130,332	44	105,207	40
Total revenue	$327,516	100%	$297,610	100%	$261,247	100%

Deferred Policy Acquisition Costs
The following table represents a roll-forward of deferred contract acquisition costs:

	Year Ended December 31,
	2024	2023	2022
	(in thousands)
Beginning balance	$15,562	$14,383	$10,365
Additions to deferred contract acquisition costs	10,535	8,894	9,707
Amortization of deferred contract acquisition costs	(8,583)	(7,715)	(5,689)
Impairment of deferred contract acquisition costs	(956)	—	—
Ending balance	$16,558	$15,562	$14,383

Deferred Contract Fulfillment Costs
The following table represents a roll-forward of deferred contract fulfillment costs:

	Year Ended December 31,
	2024	2023	2022
	(in thousands)
Beginning balance	$4,456	$3,673	$2,930
Additions to deferred contract fulfillment costs	3,010	2,635	2,189
Amortization of deferred contract fulfillment costs	(2,201)	(1,852)	(1,446)
Impairment of deferred contract fulfillment costs	(249)	—	—
Ending balance	$5,016	$4,456	$3,673